Prepaid Expenses and Other Current Assets - Schedule of Movement of Allowance For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Movement Of Allowance For Credit Losses Abstract
Balance at the beginning of the year	$ 2,389
Addition during the period	24,898	2,423
Effect of exchange rate differences	770	(34)
Balance at the end of the year	$ 28,057	$ 2,389